Basis for the presentation of the consolidated financial statements and applicable accounting standard - Basis for consolidation (Details) $ in Thousands				12 Months Ended
	Dec. 10, 2025 ARS ($)	Nov. 05, 2025	Dec. 18, 2024	Dec. 31, 2025 ARS ($) fund	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)
Disclosure Of Significant Accounting Policies [line items]
Proportion of voting rights held in subsidiary				50.00%
Share of capital percentage				50.00%
Equity				$ 3,543,353,873	$ 3,441,070,036	$ 4,052,807,301	$ 3,223,922,646
FCA Compañía Financiera S.A.
Disclosure Of Significant Accounting Policies [line items]
Acquisition, proportion of ownership interest acquired	50.00%	50.00%	50.00%
Proportion of ownership interest in joint venture		100.00%
Final price	$ 37,271,000
Gain recognised in bargain purchase transaction	1,037,391
Profit (loss) of combined entity	8,006,274
Revenue of combined entity	$ 93,092,849
Loans to customers, gross carrying amount				361,278,740
Loans to customers, related allowances				$ 4,000,942
Subsidiaries
Disclosure Of Significant Accounting Policies [line items]
Number of mutual funds | fund				20
Equity				$ 3,938,101,383	$ 3,997,282,356